Accounts Receivable, Net - Schedule of Movement of Allowance for Doubtful Accounts (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Allowance for Doubtful Accounts
Balance at the beginning of the year	¥ 24,686	$ 3,590	¥ 19,719	¥ 21,913
Provisions	85,745	12,471	56,048	7,245
Write-offs	(15,575)	(2,265)	(51,081)	(9,439)
Balance at the end of the year	¥ 94,856	$ 13,796	¥ 24,686	¥ 19,719